Cash Surrender Value Life Insurance	12 Months Ended
Jun. 30, 2024
Cash Surrender Value Life Insurance
Cash Surrender Value Life Insurance

Note 8 - Cash Surrender Value Life Insurance

The Company is the owner and the beneficiary of life insurance policies on certain directors and officers of the Company, with aggregate death benefits of approximately $18,045,000 as of June 30, 2024. The cash surrender value on the policies amounted to $8,972,785 and $8,724,198 as of June 30, 2024 and 2023, respectively.